Financial risk management (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Volatility Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for volatility, reasonably possible change in risk variable	10.00%
Volatility Risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values	$ 1,254
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values	1,105
Volatility Risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values	671
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values	$ 803
Risk-free interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable	10.00%
Risk-free interest rate | Interest rate risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	$ 30
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	29
Risk-free interest rate | Interest rate risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	18
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	$ 22
Implied bond yield | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable	10.00%
Implied bond yield | Interest rate risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	$ 79
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	18
Implied bond yield | Interest rate risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	8
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	$ 36